VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

11. VARIABLE INTEREST ENTITIES

    A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

    While AIG enters into various arrangements with VIEs in the normal course of business, AIG's involvement with VIEs is primarily via its insurance companies as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, AIG consolidates the VIE when it determines it is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and AIG's involvements with the entity. When assessing the need to consolidate a VIE, AIG evaluates the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

    For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

    For all other variable interest entities, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of AIG's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

EXPOSURE TO LOSS

    AIG's total off-balance sheet exposure associated with VIEs, primarily consisting of financial guarantees and commitments to real estate and investment funds, was $0.4 billion and $1.0 billion at December 31, 2011 and 2010, respectively.

The following table presents AIG's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

					Off-Balance Sheet Exposure
	VIE Assets*		VIE Liabilities
December 31, (in billions)
	2011	2010	2011	2010	2011	2010

AIA/ALICO SPVs	$14.2	$48.6	$0.1	$0.9	$-	$-
Real estate and investment funds	1.5	3.8	0.4	1.2	0.1	0.1
Commercial paper conduit	0.5	0.5	0.2	0.2	-	-
Affordable housing partnerships	2.5	2.9	0.1	0.4	-	-
Other	4.1	4.7	1.8	2.1	-	-
VIEs of businesses held for sale	-	0.4	-	-	-	-

Total	$22.8	$60.9	$2.6	$4.8	$0.1	$0.1

*
The assets of each VIE can be used only to settle specific obligations of that VIE.

    AIG calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where AIG has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by AIG generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to AIG, except in limited circumstances when AIG has provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which AIG holds a variable interest, as well as AIG's maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
(in billions)	Total VIE Assets	On-Balance Sheet	Off-Balance Sheet	Total

December 31, 2011
Real estate and investment funds	$18.3	$2.1	$0.3	$2.4
Affordable housing partnerships	0.6	0.6	-	0.6
Maiden Lane Interests	27.1	7.0	-	7.0
Other	1.5	-	-	-

Total	$47.5	$9.7	$0.3	$10.0

December 31, 2010
Real estate and investment funds	$18.5	$2.5	$0.3	$2.8
Affordable housing partnerships	0.6	0.6	-	0.6
Maiden Lane Interests	40.1	7.6	-	7.6
Other	1.6	0.1	0.5	0.6
VIEs of businesses held for sale	2.0	0.4	0.1	0.5

Total	$62.8	$11.2	$0.9	$12.1

BALANCE SHEET CLASSIFICATION

AIG's interests in the assets and liabilities of consolidated and unconsolidated VIEs were classified in the Consolidated Balance Sheet as follows:

	Consolidated VIEs		Unconsolidated VIEs
December 31, (in billions)
	2011	2010	2011	2010

Assets:
Available for sale securities	$0.4	$3.3	$-	$-
Trading securities	1.3	8.1	7.1	7.7
Mortgage and other loans receivable	0.5	0.7	-	-
Other invested assets	17.2	18.3	2.6	3.1
Other asset accounts*	3.4	30.1	-	0.1
Assets held for sale	-	0.4	-	0.3

Total	$22.8	$60.9	$9.7	$11.2

Liabilities:
Other long-term debt	$1.7	$2.6	$-	$-
Other liability accounts*	0.9	2.2	-	-

Total	$2.6	$4.8	$-	$-

*
Decrease from prior year was due to the repayment of the FRBNY Credit Facility from the AIA and ALICO SPVs pursuant to the Recapitalization.

    See Note 2(v) herein for the effect of consolidation under the amended accounting standard for the consolidation of variable interest entities.

AIA AND ALICO SPVS

    AIG is the primary beneficiary of the AIA and ALICO SPVs, as AIG has the power to direct the activities of the SPVs that most significantly impact their economic performance and the obligation to absorb losses and the right to receive benefits that could potentially be significant to the SPVs. See Notes 1 and 17 herein for further discussion of the AIA and ALICO SPVs.

REAL ESTATE AND INVESTMENT FUNDS

    AIG, through AIG Global Real Estate, is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. AIG's involvement varies from being a passive equity investor or finance provider to actively managing the activities of the VIE.

    AIG's insurance operations participate as passive investors in the equity issued primarily by third-party-managed hedge and private equity funds. AIG's insurance operations typically are not involved in the design or establishment of VIEs, nor do they actively participate in the management of VIEs.

COMMERCIAL PAPER CONDUIT

    AIGFP is the primary beneficiary of Curzon Funding LLC, an asset-backed commercial paper conduit, the assets of which serve as collateral for the conduit's obligations.

AFFORDABLE HOUSING PARTNERSHIPS

    SunAmerica Affordable Housing Partners, Inc. (SAAHP) organizes and invests in limited partnerships that develop and operate affordable housing qualifying for federal tax credits, in addition to a few market rate properties across the United States. The general partners in the operating partnerships are almost exclusively unaffiliated third-party developers. AIG does not consolidate an operating partnership if the general partner is an unaffiliated person. Through approximately 1,050 partnerships, SAAHP has investments in developments with approximately 135,000 apartment units nationwide, and as of December 31, 2011 has syndicated approximately $7.7 billion in partnership equity to other investors who will receive, among other benefits, tax credits under certain sections of the Internal Revenue Code. The pre-tax income of SAAHP is reported, along with other SunAmerica partnership income, as a component of the SunAmerica segment.

MAIDEN LANE INTERESTS

    In 2008, certain AIG wholly-owned life insurance companies sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the FRBNY. AIG has a significant variable economic interest in ML II, which is a VIE.

    In 2008, AIG entered into an agreement with the FRBNY, ML III and The Bank of New York Mellon, which established arrangements, through ML III, to fund the purchase of multi-sector CDOs underlying or related to CDS written by AIGFP. Concurrently, AIGFP's counterparties to such CDS transactions agreed to terminate those CDS transactions relating to the multi-sector CDOs purchased from them. AIG has a significant variable interest in ML III, which is a VIE.

OTHER ASSET ACCOUNTS

Aircraft Trusts

    AIG has created two VIEs for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AIG subsidiaries hold beneficial interests, including all the equity interests in these entities. These beneficial interests include passive investments by AIG's insurance operations in non-voting preferred equity interests and in the majority of the debt issued by these entities. AIG and its subsidiaries collectively maintain the power to direct the activities of the VIEs that most significantly impact the entities' economic performance, and bear the obligation to absorb economic losses or receive economic benefits that could potentially be significant to the VIEs. As a result, AIG has determined that it is the primary beneficiary and fully consolidates the assets and liabilities of these entities, which totaled $1.3 billion and $0.8 billion, respectively at December 31, 2011. The debt of these entities is not an obligation of, or guaranteed by, AIG or any of its subsidiaries. Under a servicing agreement, ILFC acts as servicer for the aircraft owned by these entities.

Consumer Loans Vehicles

    AIG sponsors one VIE that has issued a variable funding note backed by a consumer loan collateralized by individual life insurance assets. As of December 31, 2011, total consolidated assets and liabilities for this entity were $456 million and $248 million, respectively; AIG's maximum exposure, representing the carrying value of the consumer loan, was $434 million.

Structured Investment Vehicle

    Through the Direct Investment book, AIG sponsors Nightingale Finance Ltd, a structured investment vehicle (SIV), which invests in variable rate, investment-grade debt securities, the majority of which are ABS. AIG has no equity interest in the SIV; however, it maintains the power to direct the activities of the SIV that most significantly impact the entity's economic performance and bears the obligation to absorb economic losses that could potentially be significant to the SIV. The SIV meets the definition of a VIE and accordingly, AIG, as primary beneficiary, consolidates the assets of the SIV, which totaled over $1 billion as of December 31, 2011 in the Direct Investment book; related liabilities were not significant.

FINANCING VEHICLES

    ILFC has created wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. A portion of the secured debt has been guaranteed by the European Export Credit Agencies. These entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes which serve as equity. ILFC fully consolidates the entities, controls all the activities of the entities and guarantees the activities of the entities. AIG has not included these entities in the above table as they are wholly-owned and there are no other variable interests other than those of ILFC and the lenders. See Note 15 herein for further information.

LEASING ENTITIES

    ILFC has created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes which serve as equity. ILFC fully consolidates the entities, controls all the activities of the entities and fully guarantees the activities of the entities. AIG has not included these entities in the above table as they are wholly owned and there are no other variable interests in the entities other than those of ILFC.

RMBS, CMBS, OTHER ABS AND CDOS

    AIG, through its insurance company subsidiaries, is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. AIG generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

    AIG, through its Direct Investment book, also invests in CDOs and similar structures, which can be cash-based or synthetic and are managed by third parties. The role of Direct Investment book is generally limited to that of a passive investor in structures AIG does not manage.

    AIG's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of AIG's investments and its passive involvement in these types of structures, AIG has determined that it is not the primary beneficiary of these entities. AIG has not included these entities in the above table; however, the fair values of AIG's investments in these structures are reported in Notes 6 and 7 herein.